Additional information-condensed financial statements of Weibo Corporation	12 Months Ended
Dec. 31, 2014
Additional information-condensed financial statements of Weibo Corporation
Additional information-condensed financial statements of Weibo Corporation

17. Additional information—condensed financial statements of Weibo Corporation

The condensed financial information of Weibo Corporation has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s combined and consolidated financial statements, except that the Company used the equity method to account for investment in its subsidiaries and VIE.

The operations of the Company, its subsidiaries and its VIE were included in the combined and consolidated financial statements, whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company’s stand-alone financial information, its investment in subsidiaries and VIE were reported using the equity method of accounting.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Company’s PRC subsidiary and VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Company’s PRC subsidiary and VIE are restricted in their ability to transfer a portion of their net assets to the Company, either in the form of dividends, loans or advances.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the combined and consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2013 and 2014, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Group, except for those which have been separately disclosed in the combined and consolidated financial statements, if any.

Condensed Financial Information of Weibo Corporation

Balance Sheets

(In thousands, except per share data)

	As of December 31,
	2013	2014
ASSETS
Current assets:
Cash and cash equivalents	$182,871	$229,950
Short-term investments	252,342	166,253
Prepaid expenses and other current assets	—	229

Total current assets	435,213	396,432
Long-term investments	—	13,029
Investment in subsidiaries and VIE(1)	105,815	160,577

Total assets	$541,028	$570,038

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Accrued liabilities	$15,650	$6,543
Amount due to SINA	259,203	214
Investor option liability	29,504	—

Total liabilities	$304,357	$6,757

Commitments and contingencies

Mezzanine equity
Convertible preferred shares ($0.00025 of par value per share; 100,000 and nil shares authorized, 30,046 and nil shares issued and outstanding with a redemption value of $16.79 per share and nil as of December 31, 2013 and 2014, respectively)	479,612	—

Total mezzanine equity (deficit)	479,612	—
Shareholders’ equity (deficit):
Shareholders’ equity (deficit):
Ordinary shares: $0.00025 par value; 600,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 150,392 and 203,658 shares (including 87,649 Class A ordinary shares and 116,009 Class B ordinary shares) issued and outstanding as of December 31, 2013 and 2014, respectively.	$37	$51
Additional paid-in capital	31,352	904,402
Accumulated other comprehensive income (loss)	521	(2,943)
Accumulated deficit	(274,851)	(338,229)

Total shareholders’ equity (deficit)	(242,941)	563,281

Total liabilities, mezzanine equity and shareholders’ equity (deficit)	$541,028	$570,038

Condensed Financial Information of Weibo Corporation

Statements of Loss and Comprehensive Loss

(In thousands)

	Year Ended December 31,
	2012	2013	2014
Operating loss	$(1,841)	$(31,764)	$(1,086)
Interest and other income (expenses), net	(4,923)	(2,051)	5,034
Change in fair value of investor option liability	—	21,064	(46,972)
Other loss, net
Share of loss of subsidiaries and VIE	(95,722)	(25,364)	(20,354)

Net loss attributable to Weibo	(102,486)	(38,115)	(63,378)

Other comprehensive income (loss)
Currency translation adjustments attributable to Weibo	18	(372)	(1,397)
Available-for-sale fair value change	—	—	(2,067)

Total comprehensive loss attributable to Weibo	$(102,468)	$(38,487)	$(66,842)

Condensed Financial Information of Weibo Corporation

Statements of Cash flow

(In thousands)

	2012	2013	2014
Net cash provided by (used in) operating activities	$(3)	$(19,629)	$13,152
Net cash used in investing activities	(117,564)	(218,908)	(6,701)
Net cash provided by financing activities	108,523	421,370	40,628

Net increase (decrease) in cash and cash equivalents	$(9,044)	$182,833	$47,079

Cash and cash equivalents at the beginning of year	$9,082	$38	$182,871
Cash and cash equivalents at the end of year	$38	$182,871	$229,950
Supplemental schedule of non-cash investing and financing activities
Investment in subsidiaries and VIE directly financed by SINA (refund to SINA)*	$121,083	$19,346	$(7,536)

(1)	The following sets forth the changes in the Company’s investments in its subsidiaries and VIE.

	Investment in subsidiaries and VIE
Balance at December 31, 2012	$25,361
Additional investment made, net	105,818	*
Share of loss of subsidiaries and VIE	(25,364)

Balance at December 31, 2013	105,815

Additional investment made, net	75,116	*
Share of loss of subsidiaries and VIE	(20,354)

Balance at December 31, 2014	$160,577

*For the year ended December 31, 2013, the additional investment represents the amount that the Company is liable to repay SINA, as SINA funded the operating losses of the Company’s subsidiaries and VIE. SINA also funded certain increases in the net operating assets of the Company’s subsidiaries and VIE, which also increased the investment balance and amount due to SINA. For the year ended December 31, 2014, the additional investment mainly consists of the amount that the Company injected for its subsidiaries and VIE’s registered capital. Refer to Note 3 for further details.